Mar. 30, 2020
INCOME PLUS PORTFOLIO
INCOME PLUS PORTFOLIO

Morgan Stanley

March 27, 2020

Supplement

SUPPLEMENT DATED MARCH 27, 2020 TO THE PROSPECTUSES OF
MORGAN STANLEY VARIABLE INVESTMENT SERIES
THE INCOME PLUS PORTFOLIO
(the "Fund")
CLASS X and CLASS Y
Dated April 30, 2019

The following is added at the end of the section of the Prospectus entitled "Fund Summary—Principal Risks":

Market and Geopolitical Risk. The value of your investment in the Fund is based on the market prices and values of the Fund's investments, which change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the value and liquidity of the Fund's investments, which may in turn impact a Fund's ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods).

Please retain this supplement for future reference.